Audit and Other Services (Tables)	12 Months Ended
Dec. 31, 2020
Audit And Other Services [Abstract]
Summary of Audit and Other Services

			Group
	2020	2019	2018
	£m	£m	£m
Audit fees:
Fees payable to the Company's auditor and its associates for the audit of the Santander UK group's annual accounts	10.5	8.5	7.7
Fees payable to the Company’s auditor and its associates for other services to the Santander UK group:
–Audit of the Santander UK group’s subsidiaries	1.8	1.9	1.6
Total audit fees(1)	12.3	10.4	9.3
Non-audit fees:
Audit-related assurance services(2)	1.7	1.7	2.2
Other assurance services	0.5	0.4	0.1
Other non-audit services	—	0.2	1.0
Total non-audit fees	2.2	2.3	3.3
(1)2020 audit fees included £0.8m (2019: £0.3m) which related to the prior year.
(2)    2020 audit-related assurance services included £ nil (2019: £nil) which related to the prior year.